Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Income tax expense	€ (157,772)	€ (70,623)	€ (374,921)	€ (355,740)
Deferred tax benefit	(45,010)	0	(130,528)	0
Income tax expense	€ (202,782)	€ (70,623)	€ (505,449)	€ (355,740)